Tax Situation - Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	S/ 328,712	S/ (582,865)	S/ 142,446
Tax at tatutory tax rate	S/ 98,902	S/ (164,742)	S/ 51,503
Peru (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.50%	28.00%	28.00%	30.00%
Pre - tax profit	S/ 730,980	S/ (1,098,327)	S/ 174,432
Tax at tatutory tax rate	S/ 215,639	S/ (307,532)	S/ 48,841
Peru Norvial [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	27.00%	27.00%
Pre - tax profit	S/ 68,104	S/ 63,583	S/ 54,471
Tax at tatutory tax rate	S/ 18,388	S/ 17,167	S/ 14,707
Peru Gy M Ferrovias [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ 29,028	S/ 34,760	S/ 26,954
Tax at tatutory tax rate	S/ 8,708	S/ 10,428	S/ 8,086
Peru Vesur [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ 779	S/ 888	S/ 2,336
Tax at tatutory tax rate	S/ 234	S/ 267	S/ 701
Peru GMP [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.00%	30.00%	30.00%
Pre - tax profit	S/ 20,941	S/ 8,602	S/ 15,007
Tax at tatutory tax rate	S/ 6,073	S/ 2,581	S/ 4,502
Chile (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	25.50%	24.00%	22.50%
Pre - tax profit	S/ (128,734)	S/ (86,151)	S/ (95,284)
Tax at tatutory tax rate	S/ (32,827)	S/ (20,676)	S/ (21,439)
Colombia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	40.00%	40.00%	39.00%
Pre - tax profit	S/ (27,970)	S/ (25,555)	S/ 40,900
Tax at tatutory tax rate	S/ (11,188)	S/ (10,222)	S/ 15,951
Bolivia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	25.00%	25.00%	25.00%
Pre - tax profit	S/ (2,897)	S/ (703)	S/ (57,382)
Tax at tatutory tax rate	(724)	(176)	(14,345)
Unrealized Gain (Loss) [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	(361,519)	520,038	(6,818)
Tax at tatutory tax rate	(105,401)	143,421	(2,371)
Utility [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	328,712	(582,865)	154,616
Tax at tatutory tax rate	S/ 98,902	S/ (164,742)	S/ 54,631